Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

Note 9 - Employee Benefit Plans

The Bank has a 401(k) plan for all eligible employees. Employees are eligible for participation in the 401(k) Plan after one year of service and attaining age 21. The 401(k) Plan allows employees to contribute 1% to 100% of their annual salary subject to statutory limitations. Matching contributions made by the Bank are 100% of the first 6% of compensation that an employee contributes to the 401(k) Plan. In addition, the Bank may make a discretionary contribution as a percentage of each eligible employee’s annual base compensation including the value of ESOP shares allocated. Matching contributions to the 401(k) Plan amounted to $225,000 and $189,000 for the years ended December 31, 2017 and 2016, respectively. Discretionary contributions to the 401(k) Plan were $85,000 and $77,000 for the years ended December 31, 2017 and 2016, respectively.

The Bank sponsors an Employee Stock Ownership Plan (ESOP) for eligible employees who have attained age 21 and completed one year of employment. The cost of shares not committed to be released is presented in the accompanying consolidated balance sheets as a reduction of stockholders’ equity. Allocations to individual accounts are based on participant compensation. As shares are committed to be released to participants, the Company reports compensation expense equal to the current market price of the shares and the shares become outstanding for earnings per share computations. The difference between the market price and the cost of shares committed to be released is recorded as an adjustment to additional paid-in-capital. Any dividends on allocated shares reduce retained earnings. Any dividends on unallocated ESOP shares reduce debt and accrued interest. In connection with establishing the ESOP in 2007, the ESOP borrowed $700,000 from FSB Community to purchase 69,972 common shares of FSB Community’s stock. The loan is being repaid in twenty equal annual installments through 2026. The loan bears interest at the prime rate.

Shares are released to participants on a straight line basis as the loan is repaid and totaled 3,808 shares for each of the years ended December 31, 2017 and December 31, 2016. Total expense for the ESOP was $52,000 and $44,000 for the years ended December 31, 2017 and 2016, respectively. At December 31, 2017, the Company had 34,271 unearned ESOP shares having an aggregate market value of $582,607.

The Bank has a supplemental executive retirement plan (SERP) for two of its executives. All benefits provided under the SERP are unfunded and, as these executives retire, the Company will make payments to participants. The Company has recorded $797,000 and $759,000 at December 31, 2017 and 2016 respectively, for the SERP in other liabilities. In 2017 and 2016, the expense under the SERP totaled $38,000 and $138,000, respectively.

On September 27, 2017, the Board of Directors of the Company approved the grant of restricted stock awards to its Directors and executive officers under the 2017 Equity Incentive Plan that was approved at the special meeting of stockholders on August 29, 2017 when 77,668 shares were authorized for award. A total of 21,380 restricted stock awards were granted to the 11 external directors of the Company and a total of 41,320 restricted stock awards, in total, were granted to three executive officers. The awards will vest ratably over five years (20% per year for each year of the participant’s service with the Company).

The Bank also has a stock-based compensation plan which allows the Company to issue up to 194,168 stock options. On October 2, 2017 and October 30, 2017, the Board of Directors granted a combined total of 152,080 options to buy stock under the plan at exercise prices of $16.72 and $16.69, the fair value of the stock as of October 2nd and October 30th, respectively. These options have a 10-year term and are vested over a five year period.

A summary of the Company’s stock option activity and related information for its option plans for the years ended December 31, 2017 and 2016 is as follows:

	2017		2016
	Options	Weighted Average Exercise Price Per Share	Options	Weighted Average Exercise Price Per Share
Outstanding at beginning of year	-	$-	-	$-
Grants	152,080	16.72	-	-
Exercised	-	-	-	-
Outstanding at year end	152,080	$16.72	-	$-

Exercisable at year end	-	$-	-	$-

The grants to senior management and directors vest over a five year period in equal annual installments, with the first installment vesting on the first anniversary date of the grant and succeeding installments on each anniversary thereafter, through 2022.

The compensation expense of the awards is based on the fair value of the instruments on the date of grant. The Company recorded compensation expense in the amount of $132,000 for the year ended December 31, 2017 and is expected to record $269,000 in 2018 through 2022.